Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0001661059
Registrant Name	NextCure, Inc.
Registration File Number	333-298424
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES